Mar. 31, 2016
ACTIVE ASSETS PRIME TRUST
ACTIVE ASSETS PRIME TRUST

Morgan Stanley

March 31, 2016

Supplement

SUPPLEMENT DATED MARCH 31, 2016 TO THE PROSPECTUSES OF
Active Assets Government Trust, dated October 30, 2015
Active Assets Prime Trust, dated October 30, 2015
(each, a "Fund")

The following is hereby added as the last sentence to the sections of the Funds' Prospectuses entitled "Fund Summaries—Active Assets Government Trust—Principal Risks and —Active Assets Prime Trust—Principal Risks":

The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.